Document and Entity Information	Nov. 03, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 03, 2026
Entity Registrant Name	Booking Holdings Inc.
Entity Central Index Key	0001075531
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36691
Entity Tax Identification Number	06-1528493
Entity Address, Address Line One	800 Connecticut Avenue
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06854
City Area Code	203
Local Phone Number	299-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock par value $0.008 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock par value $0.008 per share
Trading Symbol	BKNG
Security Exchange Name	NASDAQ
4.000% Senior Notes Due 2026
Entity Information [Line Items]
Title of 12(b) Security	4.000% Senior Notes Due 2026
Trading Symbol	BKNG 26
Security Exchange Name	NASDAQ
1.800% Senior Notes Due 2027
Entity Information [Line Items]
Title of 12(b) Security	1.800% Senior Notes Due 2027
Trading Symbol	BKNG 27
Security Exchange Name	NASDAQ
0.500% Senior Notes Due 2028
Entity Information [Line Items]
Title of 12(b) Security	0.500% Senior Notes Due 2028
Trading Symbol	BKNG 28
Security Exchange Name	NASDAQ
3.625% Senior Notes Due 2028
Entity Information [Line Items]
Title of 12(b) Security	3.625% Senior Notes Due 2028
Trading Symbol	BKNG 28A
Security Exchange Name	NASDAQ
4.250% Senior Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	4.250% Senior Notes Due 2029
Trading Symbol	BKNG 29
Security Exchange Name	NASDAQ
3.500% Senior Notes Due 2029
Entity Information [Line Items]
Title of 12(b) Security	3.500% Senior Notes Due 2029
Trading Symbol	BKNG 29A
Security Exchange Name	NASDAQ
3.000% Senior Notes Due 2030
Entity Information [Line Items]
Title of 12(b) Security	3.000% Senior Notes Due 2030
Trading Symbol	BKNG 30
Security Exchange Name	NASDAQ
3.500% Senior Notes Due 2030
Entity Information [Line Items]
Title of 12(b) Security	3.500% Senior Notes Due 2030
Trading Symbol	BKNG 30A
Security Exchange Name	NASDAQ
4.500% Senior Notes Due 2031
Entity Information [Line Items]
Title of 12(b) Security	4.500% Senior Notes Due 2031
Trading Symbol	BKNG 31
Security Exchange Name	NASDAQ
3.125% Senior Notes Due 2031
Entity Information [Line Items]
Title of 12(b) Security	3.125% Senior Notes Due 2031
Trading Symbol	BKNG 31A
Security Exchange Name	NASDAQ
3.625% Senior Notes Due 2032
Entity Information [Line Items]
Title of 12(b) Security	3.625% Senior Notes Due 2032
Trading Symbol	BKNG 32
Security Exchange Name	NASDAQ
3.250% Senior Notes Due 2032
Entity Information [Line Items]
Title of 12(b) Security	3.250% Senior Notes Due 2032
Trading Symbol	BKNG 32A
Security Exchange Name	NASDAQ
4.125% Senior Notes Due 2033
Entity Information [Line Items]
Title of 12(b) Security	4.125% Senior Notes Due 2033
Trading Symbol	BKNG 33
Security Exchange Name	NASDAQ
4.750% Senior Notes Due 2034
Entity Information [Line Items]
Title of 12(b) Security	4.750% Senior Notes Due 2034
Trading Symbol	BKNG 34
Security Exchange Name	NASDAQ
4.000% Senior Notes Due 2034
Entity Information [Line Items]
Title of 12(b) Security	4.000% Senior Notes Due 2034
Trading Symbol	BKNG 34A
Security Exchange Name	NASDAQ
3.625% Senior Notes Due 2035
Entity Information [Line Items]
Title of 12(b) Security	3.625% Senior Notes Due 2035
Trading Symbol	BKNG 35
Security Exchange Name	NASDAQ
3.750% Senior Notes Due 2036
Entity Information [Line Items]
Title of 12(b) Security	3.750% Senior Notes Due 2036
Trading Symbol	BKNG 36
Security Exchange Name	NASDAQ
3.750% Senior Notes Due 2037
Entity Information [Line Items]
Title of 12(b) Security	3.750% Senior Notes Due 2037
Trading Symbol	BKNG 37
Security Exchange Name	NASDAQ
4.125% Senior Notes Due 2038
Entity Information [Line Items]
Title of 12(b) Security	4.125% Senior Notes Due 2038
Trading Symbol	BKNG 38
Security Exchange Name	NASDAQ
4.500% Senior Notes Due 2039
Entity Information [Line Items]
Title of 12(b) Security	4.500% Senior Notes Due 2039
Trading Symbol	BKNG 39
Security Exchange Name	NASDAQ
4.000% Senior Notes Due 2044
Entity Information [Line Items]
Title of 12(b) Security	4.000% Senior Notes Due 2044
Trading Symbol	BKNG 44
Security Exchange Name	NASDAQ
3.875% Senior Notes Due 2045
Entity Information [Line Items]
Title of 12(b) Security	3.875% Senior Notes Due 2045
Trading Symbol	BKNG 45
Security Exchange Name	NASDAQ
4.500% Senior Notes Due 2046
Entity Information [Line Items]
Title of 12(b) Security	4.500% Senior Notes Due 2046
Trading Symbol	BKNG 46
Security Exchange Name	NASDAQ